Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of March 31, 2015 and 2014 are summarized below:

	Fair Value Measurements
	March 31, 2015	March 31, 2014
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 2:
Available-for-sale investments:
Unlisted investments	—	1,050,500

Total financial assets measured at fair value	—	1,050,500